Lease Liability (Details) - Schedule of Lease Liability Recognized - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease Liability (Details) - Schedule of Lease Liability Recognized [Line Items]
Balance, December 31, 2021	$ 330,821	$ 2,418,706
Present value of lease payments		432,335
Accrued interest	15,701	120,875
Cash payments	(60,000)	(80,000)
Accounts payable	(60,000)	(20,000)
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd. (note 5)		(2,375,590)	$ 2,418,706
Movement in exchange rates	18,574	(165,505)
Balance, December 31, 2022	245,096	330,821
Land Lease [Member]
Lease Liability (Details) - Schedule of Lease Liability Recognized [Line Items]
Balance, December 31, 2021		2,418,706
Present value of lease payments
Accrued interest		103,816
Cash payments
Accounts payable
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd. (note 5)		(2,375,590)
Movement in exchange rates		(146,932)
Balance, December 31, 2022
Office Lease [Member]
Lease Liability (Details) - Schedule of Lease Liability Recognized [Line Items]
Balance, December 31, 2021	330,821
Present value of lease payments		432,335
Accrued interest	15,701	17,059
Cash payments	(60,000)	(80,000)
Accounts payable	(60,000)	(20,000)
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd. (note 5)
Movement in exchange rates	$ 18,574	(18,573)
Balance, December 31, 2022		$ 330,821